Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of the set out below disaggregation of group's revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers by type and timing of revenue recognition:
For the year ended December 31, 2022

	At a point in time	Over time	Total revenue
Sales of goods	135,278	—	135,278
Service revenue:
Marketplace commissions	106,428	—	106,428
Advertising revenue	—	26,268	26,268
Delivery services	5,068	1,219	6,287
Financial services	94	994	1,088
Travel commissions	680	50	730
Other revenue	1,036	—	1,036

Total service revenue	113,306	28,531	141,837

Total revenue	248,584	28,531	277,115

For the year ended December 31, 2021

	At a point in time	Over time	Total revenue
Sales of goods	120,792	—	120,792
Service revenue:
Marketplace commissions	44,345	—	44,345
Advertising revenue	—	9,322	9,322
Delivery services	2,219	531	2,750
Travel commissions	316	113	429
Other revenue	577	—	577

Total service revenue	47,457	9,966	57,423

Total revenue	168,249	9,966	178,215

For the year ended December 31, 2020

	At a point in time	Over time	Total revenue
Sales of goods	81,414	—	81,414
Service revenue:
Marketplace commissions	16,503	—	16,503
Advertising revenue	—	3,965	3,965
Delivery services	1,481	280	1,761
Travel commissions	425	20	445
Other revenue	262	—	262

Total service revenue	18,671	4,265	22,936

Total revenue	100,085	4,265	104,350

Summary of group's accounts receivable and contract liabilities from contracts with customers
The following table provides information about the Group’s accounts receivable and contract liabilities from contracts with customers:

	2022	2021
Accounts receivable (included in the total accounts receivable in Note 20)	3,172	3,379
Contract liabilities (Note 28)	(17,779)	(9,575)

Summary of group's right of return assets and refund liabilities from contracts with customers
The following table provides information about the Group’s right of return assets and refund liabilities from contracts with customers:

	2022	2021
Right of return assets (Note 19)	396	417
Refund liabilities arising from right of return (Note 27)	(523)	(462)